Related-Party Transactions (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 02, 2016	Jan. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Revenues from electricity delivery fees				$ 715	$ 955
TCEH [Member]
Related Party Transaction [Line Items]
Revenues from electricity delivery fees	$ 715	$ 715			$ 955
EFH Corp [Member]
Related Party Transaction [Line Items]
Administrative and services costs			$ 1	17
Shared facilities expense			3	4
Shared facilities payments received			$ 1	2
Sponsor Group [Member]
Related Party Transaction [Line Items]
Equity in existing vendor			16.00%
Cash payments to vendors related to Texas margin taxes			$ 219	188
Trade payables related parties			7	5
Sponsor Group [Member] | Capitalized [Member]
Related Party Transaction [Line Items]
Cash payments to vendors related to Texas margin taxes			210	180
Sponsor Group [Member] | Operating And Maintenance Expense [Member]
Related Party Transaction [Line Items]
Cash payments to vendors related to Texas margin taxes			$ 9	$ 8